INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Inventories, at fair value less costs to sell	$ 6	$ 17